Employment Contracts (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Mar. 04, 2013 Chief Executive Officer [Member] Employee Contract [Member]	Jun. 30, 2014 Chief Executive Officer [Member] Employee Contract [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Employee Contract [Member]	Mar. 04, 2013 Chief Executive Officer [Member] Employee Contract [Member]	Jun. 01, 2014 Chief Executive Officer [Member] Employee Contract, Second Amendment [Member]	Jun. 30, 2014 Chief Executive Officer [Member] Employee Contract, Second Amendment [Member]	Mar. 04, 2013 Chief Executive Officer [Member] Employee Contract, Second Amendment [Member] Maximum [Member]	Mar. 04, 2013 Chief Financial Officer [Member] Employee Contract [Member]	Jun. 30, 2014 Chief Financial Officer [Member] Employee Contract [Member]	Dec. 31, 2013 Chief Financial Officer [Member] Employee Contract [Member]	Mar. 04, 2013 Chief Financial Officer [Member] Employee Contract [Member]	Jun. 30, 2014 Chief Operating Officer [Member] Employee Contract [Member]	Dec. 31, 2012 Chief Operating Officer [Member] Employee Contract [Member]	May 22, 2014 Chief Operating Officer [Member] Employee Contract [Member]	Dec. 31, 2013 Chief Operating Officer [Member] Employee Contract [Member]	Jun. 30, 2014 Vice President of Customer Support [Member] Employee Contract [Member]	Dec. 31, 2012 Vice President of Customer Support [Member] Employee Contract [Member]	Dec. 31, 2013 Vice President of Customer Support [Member] Employee Contract [Member]	Jun. 30, 2014 Employee Contract [Member]	Dec. 31, 2013 Employee Contract [Member]
Employment Contracts (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		750,000	600,000		305,000				416,250	312,000		352,500				91,200
Deferred Compensation Arrangement with Individual, Common Stock Reserved for Future Issuance		0	150,000	750,000		630,000	935,000		630,000	104,250	416,250	97,500		450,000	97,500	196,800	288,000	196,800	924,300	548,550
Deferred Compensation Arrangement with Individual, Maximum Contractual Term													3 years				3 years
Deferred Compensation Arrangement with Individual, Description	Per the agreement, the Company will issue 150,000 common shares on the last day of every fiscal quarter as compensation through that period							Per the contract, the Company issued a prescribed amount of common shares on the last day of every fiscal quarter, beginning with the second quarter of 2013 and ending on March 31, 2014.
Other Commitment (in Dollars)			$ 250,000								$ 3,000